APRIL 30, 2010

                        TOUCHSTONE VARIABLE SERIES TRUST

                        TOUCHSTONE CONSERVATIVE ETF FUND
                          TOUCHSTONE MODERATE ETF FUND

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2010

   NOTICE OF CHANGE TO THE TOUCHSTONE CONSERVATIVE ETF FUND'S AND TOUCHSTONE
                      MODERATE ETF FUND'S ASSET ALLOCATION

Please replace the Touchstone Conservative ETF Fund's asset allocation table on page 28 of the prospectus with the following revised asset allocation table:

iShares(R) Trust: iShares Barclays 1-3 Treasury Bond Fund                    11%
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iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       54%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                               9%
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iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    2%
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iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   2%
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iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  1%
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iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                 1%
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iShares(R) Trust: iShares S&P 500 Value Index Fund                           7%
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iShares(R) Trust: iShares S&P 500 Growth Index Fund                          11%
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iShares(R) Trust: iShares S&P 500 Index Fund                                 2%
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Please replace the Touchstone Moderate ETF Fund's asset allocation table on page
32 of the prospectus with the following revised asset allocation table:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       40%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                               15%
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iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    3%
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iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   4%
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iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  1%
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iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                 1%
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iShares(R) Trust: iShares S&P 500 Value Index Fund                           12%
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iShares(R) Trust: iShares S&P 500 Growth Index Fund                          19%
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iShares(R) Trust: iShares S&P 500 Index Fund                                 5%
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              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.